UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 500 West Putnam Avenue
         3rd Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $92,895 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100     6578   705066 SH       SOLE                   705066        0        0
BLOCKBUSTER INC                CL A             093679108     6789  1575218 SH       SOLE                  1575218        0        0
CLEARWIRE CORP                 CL A             185385309     3954   161845 SH       SOLE                   161845        0        0
COMCAST CORP NEW               CL A             20030N101     5312   188895 SH       SOLE                   188895        0        0
CORUS BANKSHARES INC           COM              220873103     2766   160283 SH       SOLE                   160283        0        0
DORAL FINL CORP                COM              25811P100     2498  2116729 SH       SOLE                  2116729        0        0
DOWNEY FINL CORP               COM              261018105      726    11000 SH       SOLE                    11000        0        0
FIRST BANCORP P R              COM              318672102     5418   493022 SH       SOLE                   493022        0        0
GENCORP INC                    COM              368682100     5982   457700 SH       SOLE                   457700        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     2325   278432 SH       SOLE                   278432        0        0
NOVATEL INC                    COM              669954109     4240   116798 SH       SOLE                   116798        0        0
QUILMES INDL QUINSA SOCIETE    SP ADR CL B      74838Y207     8943   121030 SH       SOLE                   121030        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     7941   382865 SH       SOLE                   382865        0        0
SPRINT NEXTEL CORP             COM FON          852061100     3295   159109 SH       SOLE                   159109        0        0
TAL INTL GROUP INC             COM              874083108     5137   172916 SH       SOLE                   172916        0        0
TIME WARNER CABLE INC          CL A             88732J108     8414   214819 SH       SOLE                   214819        0        0
UNITED GUARDIAN INC            COM              910571108     2065   174579 SH       SOLE                   174579        0        0
W HLDG CO INC                  COM              929251106     1882   712900 SH       SOLE                   712900        0        0
WALGREEN CO                    COM              931422109     8630   198217 SH       SOLE                   198217        0        0